Common Stock (Tables)	12 Months Ended
Dec. 31, 2017
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Stock Options Status and Activity

The following table reflects the status and activity for all options to purchase common stock for the period indicated:

	Year Ended December 31, 2017
	Shares Under Option	Weighted Avg. Exercise Prices	Weighted Avg. Remaining Life in Years	Aggregate Intrinsic Value
				(Millions)
Outstanding Stock Options:
Outstanding, January 1, 2017	606,525	$38.54	2.6	$12
Canceled	(2,214)	56.23
Forfeited	(1,107)	56.23
Exercised	(164,863)	33.70		5

Outstanding, March 31, 2017	438,341	$40.22	2.6	$11
Forfeited	(278)	66.54
Exercised	(3,242)	45.42		—

Outstanding, June 30, 2017	434,821	$40.16	2.4	$8
Forfeited	(41,369)	19.53
Exercised	(50,125)	34.79		1

Outstanding, September 30, 2017	343,327	$43.44	2.4	$4
Forfeited	(628)	62.54
Exercised	(24,683)	40.86		—

Outstanding, December 31, 2017	318,016	$43.60	2.3	$5

Nonvested Restricted Shares

The following table reflects the status for all nonvested restricted shares for the period indicated:

	Year Ended December 31, 2017
	Shares	Weighted Avg. Grant Date Fair Value
Nonvested Restricted Shares
Nonvested balance at January 1, 2017	591,416	$44.63
Granted	182,543	68.04
Vested	(261,003)	50.95

Forfeited	(65,354)	53.12

Nonvested balance at March 31, 2017	447,602	$49.25
Granted	23,295	57.22
Vested	(15,336)	46.77
Forfeited	(6,271)	48.10

Nonvested balance at June 30, 2017	449,290	$49.79
Granted	2,001	55.80
Vested	(4,581)	55.52
Forfeited	(10,234)	44.82

Nonvested balance at September 30, 2017	436,476	$49.87
Vested	(19,228)	47.45
Forfeited	(6,997)	51.79

Nonvested balance at December 31, 2017	410,251	$49.95